Note 6 - Investments In Equity Method Investees	12 Months Ended
Mar. 31, 2013
Equity Method Investments and Joint Ventures Disclosure [Text Block]
Equity Method Investments and Joint Ventures Disclosure [Text Block]
6.	INVESTMENTS IN EQUITY METHOD INVESTEES

IIJ utilizes various companies in Japan and neighboring countries to form and operate its Internet business. Businesses operated by its equity method investees include multifeed technology services and location facilities for connecting high-speed Internet backbones (Internet Multifeed Co., "Multifeed"), comprehensive portal sites operations (InternetRevolution Inc., "i-revo"), point management systems operations (Trinity Inc., "Trinity,"), research and software development (Stratosphere Inc., "Stratosphere") and data center services in South Korea (i-Heart Inc., "i-Heart").

The aggregate amounts of balances and transactions of the Company with these equity method investees as of March 31, 2012 and 2013, and for each of the three years in the period ended March 31, 2013 are summarized as follows:

	Thousands of Yen			Thousands of U.S. Dollars
	2011	2012	2013	2013

Accounts receivable	－	¥51,788	¥52,422	$557
Accounts payable	－	36,698	39,734	422
Revenues	¥730,622	624,718	598,765	6,359
Costs and expenses	348,771	403,400	456,892	4,852

The Company's investments in these equity method investees and respective ownership percentage at March 31, 2012 and 2013 consisted of the following:

	Thousands of Yen				Thousands of U.S. Dollars
	2012		2013		2013

Multifeed	33.00%	¥1,089,319	33.00%	¥1,141,909	$12,127
i-revo	30.00	186,115	30.00	371,888	3,950
Trinity	45.00	98,041	33.75	93,154	989
Stratosphere	－	－	50.00	74,772	794
i-Heart	20.22	33,159	－	－	－

Total		¥1,406,634		¥1,681,723	$17,860

The Company also had a loan of ¥18,673 thousand to i-Heart, which was included in the “Other assets” in the Company’s consolidated balance sheets as of March 31, 2012. i-Heart was excluded from our equity method investees for the year ended March 31, 2013 due to the decrease in IIJ’s ownership interest in i-Heart.